Pay vs Performance Disclosure - USD ($)	4 Months Ended		12 Months Ended
	Sep. 16, 2025	May 31, 2025	Jun. 28, 2025	Jun. 29, 2024	Jun. 24, 2023	Jun. 25, 2022	Jun. 26, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table summarizes information regarding the compensation for our principal executive officer (“PEO”) and other NEOs, excluding the CEO (the “Non-PEO NEOs”), including CAP, as well as certain financial performance metrics during Fiscal 2025, 2024, 2023, 2022 and 2021.

									Value of Initial Fixed $100 Investment Based on:

Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Summary Compensation Table Total for Third PEO(1) ($)	Compensation Actually Paid to First PEO(1)(2)(3) ($)	Compensation Actually Paid to Second PEO(1)(2)(3) ($)	Compensation Actually Paid to Third PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income (Loss) (in millions) ($)	Non-GAAP Earnings Per Share(5) ($)

2025	11,342,591	10,163,111	1,916,892	(16,760,220)	11,424,851	1,916,892	4,917,802	3,608,549	$107.8	$277.8	(47.80)	3.62
2024	23,774,730	—	—	22,826,141	—	—	6,000,519	2,053,539	$146.7	$274.1	125.60	2.25
2023	19,577,634	—	—	(23,368,222)	—	—	4,994,076	(225,753)	$142.0	$184.0	73.60	8.12
2022	14,160,936	—	—	11,696,441	—	—	4,057,648	4,497,491	$196.4	$128.0	257.50	13.54
2021	11,704,655	—	—	81,784,131	—	—	3,595,333	12,090,422	$258.8	$167.6	79.60	8.26
1.Mr. Hurlston served as our PEO in each of Fiscal 2025, 2024, 2023, 2022 and 2021 (first PEO). Mr. Rizvi was our PEO from February 2025 to May 2025 (second PEO). Mr. Patel has been our PEO since June 2025 to present (third PEO). The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2021	2022	2023	2024	2025

Dean Butler	Dean Butler	Dean Butler	Dean Butler	Lisa Bodensteiner
Saleel Awsare	Saleel Awsare	Saleel Awsare	Lisa Bodensteiner	Satish Ganesan
John McFarland	John McFarland	John McFarland	Satish Ganesan	Vikram Gupta
Philip Kumin	Craig Stein	Craig Stein	Vikram Gupta
Saleel Awsare
2.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.Compensation Actually Paid reflects the exclusions and inclusion of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR CEO TO COMPENSATION ACTUALLY PAID

			Equity Award Adjustments

		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):	Deduct:

Fiscal Year	Summary Compensation Table Total for PEO(1)(2) ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($)	Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)

2025	11,342,591	(10,870,708)	—	—	(2,503,806)	(14,728,297)	(17,232,103)	(16,760,220)
2025	10,163,111	(8,873,782)	10,135,522	—	—	—	10,135,522	11,424,851
2025	1,916,892	—	—	—	—	—	—	1,916,892
2024	23,774,730	(22,759,707)	16,613,449	(281,303)	5,478,972	—	21,811,118	22,826,141
2023	19,577,634	(18,339,934)	5,599,669	(15,234,211)	(14,971,380)	—	(24,605,922)	(23,368,222)
2022	14,160,936	(11,997,489)	11,393,086	3,223,623	(5,083,715)	—	9,532,994	11,696,441
2021	11,704,655	(9,723,998)	19,304,691	59,159,479	1,339,304	—	79,803,474	81,784,131
4.The Peer Group TSR set forth in this table utilizes the PHLX Semiconductor Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 28, 2025. This is the first year that the PHLX Semiconductor Index was added to the Annual Report. The comparison assumes $100 was invested for the period starting June 27, 2020, through the end of the listed year in the Company and in the PHLX Semiconductor Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. The peer group used in last year's Pay Versus Performance disclosure was the Russell 2000 Index. The Peer Group TSR for PHLX Semiconductor Index and the Russell 2000 Index would have been as follows:

Peer Group	2021	2022	2023	2024	2025

PHLX Semiconductor Index	167.6	128.0	184.0	274.1	277.8
Russell 2000 Index	160.3	118.5	131.0	142.1	150.9
5.We determined Non-GAAP Earnings Per Share (diluted) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. Earnings Per Share is a non-GAAP measure that refers to Earnings Per Share plus Adjustments, and is defined in Appendix A of the CD&A for each of the listed years. Non-GAAP Earnings Per Share may not have been the most important financials performance measure for all years prior to 2025, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR NON-PEO NEOS TO COMPENSATION ACTUALLY PAID

			Equity Award Adjustments(a)

		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):	Add:	Deduct:

Fiscal Year	Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($)	Fair Value of Awards Granted and Vested During the Fiscal Year ($)	Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid to Non-PEO NEOs ($)

2025	4,917,802	(4,022,717)	4,542,045	(1,296,057)	(532,524)	—	—	2,713,464	3,608,549
2024	6,000,519	(5,584,995)	2,161,152	(12,785)	(115,537)	139,694	(534,509)	1,638,015	2,053,539
2023	4,994,076	(4,393,527)	1,341,489	(1,418,204)	(749,587)	—	—	(826,302)	(225,753)
2022	4,057,648	(3,175,582)	3,015,602	82,646	517,177	—	—	3,615,425	4,497,491
2021	3,595,333	(2,098,558)	4,166,212	5,653,830	773,605	—	—	10,593,647	12,090,422

Company Selected Measure Name			Non-GAAP Earnings Per Share
Named Executive Officers, Footnote	Mr. Hurlston served as our PEO in each of Fiscal 2025, 2024, 2023, 2022 and 2021 (first PEO). Mr. Rizvi was our PEO from February 2025 to May 2025 (second PEO). Mr. Patel has been our PEO since June 2025 to present (third PEO). The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2021	2022	2023	2024	2025

Dean Butler	Dean Butler	Dean Butler	Dean Butler	Lisa Bodensteiner
Saleel Awsare	Saleel Awsare	Saleel Awsare	Lisa Bodensteiner	Satish Ganesan
John McFarland	John McFarland	John McFarland	Satish Ganesan	Vikram Gupta
Philip Kumin	Craig Stein	Craig Stein	Vikram Gupta
Saleel Awsare

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the PHLX Semiconductor Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 28, 2025. This is the first year that the PHLX Semiconductor Index was added to the Annual Report. The comparison assumes $100 was invested for the period starting June 27, 2020, through the end of the listed year in the Company and in the PHLX Semiconductor Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. The peer group used in last year's Pay Versus Performance disclosure was the Russell 2000 Index. The Peer Group TSR for PHLX Semiconductor Index and the Russell 2000 Index would have been as follows:

Peer Group	2021	2022	2023	2024	2025

PHLX Semiconductor Index	167.6	128.0	184.0	274.1	277.8
Russell 2000 Index	160.3	118.5	131.0	142.1	150.9

Adjustment To PEO Compensation, Footnote
3.Compensation Actually Paid reflects the exclusions and inclusion of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR CEO TO COMPENSATION ACTUALLY PAID

			Equity Award Adjustments

		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):	Deduct:

Fiscal Year	Summary Compensation Table Total for PEO(1)(2) ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($)	Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)

2025	11,342,591	(10,870,708)	—	—	(2,503,806)	(14,728,297)	(17,232,103)	(16,760,220)
2025	10,163,111	(8,873,782)	10,135,522	—	—	—	10,135,522	11,424,851
2025	1,916,892	—	—	—	—	—	—	1,916,892
2024	23,774,730	(22,759,707)	16,613,449	(281,303)	5,478,972	—	21,811,118	22,826,141
2023	19,577,634	(18,339,934)	5,599,669	(15,234,211)	(14,971,380)	—	(24,605,922)	(23,368,222)
2022	14,160,936	(11,997,489)	11,393,086	3,223,623	(5,083,715)	—	9,532,994	11,696,441
2021	11,704,655	(9,723,998)	19,304,691	59,159,479	1,339,304	—	79,803,474	81,784,131

Non-PEO NEO Average Total Compensation Amount			$ 4,917,802	$ 6,000,519	$ 4,994,076	$ 4,057,648	$ 3,595,333
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,608,549	2,053,539	(225,753)	4,497,491	12,090,422
Adjustment to Non-PEO NEO Compensation Footnote

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR NON-PEO NEOS TO COMPENSATION ACTUALLY PAID

			Equity Award Adjustments(a)

		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):	Add:	Deduct:

Fiscal Year	Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($)	Fair Value of Awards Granted and Vested During the Fiscal Year ($)	Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid to Non-PEO NEOs ($)

2025	4,917,802	(4,022,717)	4,542,045	(1,296,057)	(532,524)	—	—	2,713,464	3,608,549
2024	6,000,519	(5,584,995)	2,161,152	(12,785)	(115,537)	139,694	(534,509)	1,638,015	2,053,539
2023	4,994,076	(4,393,527)	1,341,489	(1,418,204)	(749,587)	—	—	(826,302)	(225,753)
2022	4,057,648	(3,175,582)	3,015,602	82,646	517,177	—	—	3,615,425	4,497,491
2021	3,595,333	(2,098,558)	4,166,212	5,653,830	773,605	—	—	10,593,647	12,090,422

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Required Tabular Disclosure of Most Important Financial Performance Measures
The following table is an unranked list of the most important financial performance measures linking Fiscal 2025 NEO CAP to Company performance:

Revenue
Non-GAAP Operating Profit
Non-GAAP EPS
Non-GAAP Gross Margin Percentage
Relative TSR compared to the peer companies in the Russell 2000 Index

Total Shareholder Return Amount			$ 107.8	146.7	142.0	196.4	258.8
Peer Group Total Shareholder Return Amount			277.8	274.1	184.0	128.0	167.6
Net Income (Loss)			$ (47,800,000)	$ 125,600,000	$ 73,600,000	$ 257,500,000	$ 79,600,000
Company Selected Measure Amount			3.62	2.25	8.12	13.54	8.26
Additional 402(v) Disclosure			The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Non-GAAP Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP EPS
Measure:: 4
Pay vs Performance Disclosure
Name			Non-GAAP Gross Margin Percentage
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR compared to the peer companies in the Russell 2000 Index
Mr. Hurlston [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,342,591	$ 23,774,730	$ 19,577,634	$ 14,160,936	$ 11,704,655
PEO Actually Paid Compensation Amount			$ (16,760,220)	$ 22,826,141	$ (23,368,222)	$ 11,696,441	$ 81,784,131
PEO Name			Mr. Hurlston	Mr. Hurlston	Mr. Hurlston	Mr. Hurlston	Mr. Hurlston
Mr. Rizvi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,163,111
PEO Actually Paid Compensation Amount			11,424,851
PEO Name		Mr. Rizvi
Mr. Patel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,916,892
PEO Actually Paid Compensation Amount			1,916,892
PEO Name	Mr. Patel
PEO | Mr. Hurlston [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,870,708)	$ (22,759,707)	$ (18,339,934)	$ (11,997,489)	$ (9,723,998)
PEO | Mr. Hurlston [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,232,103)	21,811,118	(24,605,922)	9,532,994	79,803,474
PEO | Mr. Hurlston [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	16,613,449	5,599,669	11,393,086	19,304,691
PEO | Mr. Hurlston [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(281,303)	(15,234,211)	3,223,623	59,159,479
PEO | Mr. Hurlston [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,503,806)	5,478,972	(14,971,380)	(5,083,715)	1,339,304
PEO | Mr. Hurlston [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,728,297)	0	0	0	0
PEO | Mr. Rizvi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,873,782)
PEO | Mr. Rizvi [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,135,522
PEO | Mr. Rizvi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,135,522
PEO | Mr. Rizvi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Rizvi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Rizvi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Patel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Patel [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Patel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Patel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Patel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Patel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,022,717)	(5,584,995)	(4,393,527)	(3,175,582)	(2,098,558)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,713,464	1,638,015	(826,302)	3,615,425	10,593,647
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,542,045	2,161,152	1,341,489	3,015,602	4,166,212
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,296,057)	(12,785)	(1,418,204)	82,646	5,653,830
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	139,694	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(532,524)	(115,537)	(749,587)	517,177	773,605
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (534,509)	$ 0	$ 0	$ 0